FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2013		Dec. 31, 2012
Assets:
Assets, Fair Value Disclosure	$ 442,420,064		$ 89,652,813
Liabilities:
Liabilities, Fair Value Disclosure	(4,630,242)		(283,754)
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Fair Value Disclosure	120,313		0
Liabilities:
Liabilities, Fair Value Disclosure	0		0
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Fair Value Disclosure	442,299,751		89,652,813
Liabilities:
Liabilities, Fair Value Disclosure	(4,630,242)		(283,754)
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Fair Value Disclosure	0		0
Liabilities:
Liabilities, Fair Value Disclosure	0		0
Residential Mortgage Backed Securities [Member]
Assets:
Assets, Fair Value Disclosure	417,552,903	[1]	81,027,998	[1]
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Fair Value Disclosure	0	[1]	0	[1]
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Fair Value Disclosure	417,552,903	[1]	81,027,998	[1]
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Fair Value Disclosure	0	[1]	0	[1]
Commodity Index Linked Notes [Member]
Assets:
Assets, Fair Value Disclosure	23,205,354	[2]	8,612,753	[2]
Commodity Index Linked Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Fair Value Disclosure	0	[2]	0	[2]
Commodity Index Linked Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Fair Value Disclosure	23,205,354	[2]	8,612,753	[2]
Commodity Index Linked Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Fair Value Disclosure	0	[2]	0	[2]
Interest Rate Swap [Member]
Liabilities:
Liabilities, Fair Value Disclosure	(4,630,242)		(283,754)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Liabilities, Fair Value Disclosure	0		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Liabilities, Fair Value Disclosure	(4,630,242)		(283,754)
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities, Fair Value Disclosure	0		0
Swaption [Member]
Assets:
Assets, Fair Value Disclosure	1,541,494		12,062
Swaption [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Fair Value Disclosure	0		0
Swaption [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Fair Value Disclosure	1,541,494		12,062
Swaption [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Fair Value Disclosure	0		0
Futures [Member]
Assets:
Assets, Fair Value Disclosure	120,313
Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Fair Value Disclosure	120,313
Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Fair Value Disclosure	0
Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Fair Value Disclosure	$ 0

[1]	For more detail about the fair value of the Company's RMBS and type of securities, see Note 3 and Note 4.
[2]	For more detail about the fair value of the Company's Linked Transactions, see Note 3 and Note 7.